Selling, General and Administrative Expenses (Tables)	9 Months Ended
Dec. 31, 2019
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Summary of Selling, General and Administrative Expenses
Selling, general and administrative expenses for the nine months ended December 31, 2018 and 2019 are as follows:

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Personnel expenses	¥183,872	¥192,526
Selling expenses	56,892	53,759
Administrative expenses	75,783	86,033
Depreciation of office facilities	3,537	5,436

Total	¥320,084	¥337,754

Selling, general and administrative expenses for the three months ended December 31, 2018 and 2019 are as follows:
	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Personnel expenses	¥61,434	¥66,736
Selling expenses	20,009	18,578
Administrative expenses	26,674	29,361
Depreciation of office facilities	1,321	1,888

Total	¥109,438	¥116,563